Property, Plant and Equipment (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 4,638	$ 5,063	$ 6,258
Gain (Loss) on Disposition of Assets, Total	42	$ 478	$ 26
Sinovac Biotech Company Ltd [Member] | China Construction Bank One [Member] | China Construction Bank Changping Facility [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	11,963			¥ 77,800,000
Sinovac Biotech Company Ltd [Member] | Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	2,076			13,500,000
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member] | Bank Of China Term Loan [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 4,832			¥ 31,400